Loans and borrowings (Detail Textuals) R$ in Millions, $ in Millions		1 Months Ended		2 Months Ended	12 Months Ended
	Jan. 14, 2022 BRL (R$)	May 19, 2022 BRL (R$)	Jan. 31, 2022 USD ($)	Mar. 07, 2022 BRL (R$)	Dec. 31, 2022	May 19, 2022 USD ($)	Mar. 07, 2022 USD ($)	Mar. 04, 2022 BRL (R$)
Banco Daycoval S.A.
Disclosure of detailed information about borrowings [line items]
Interest rate					12.01%
Maturity					2024
Itaú Unibanco S.A.
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowing				R$ 10.0			$ 2.0
Interest rate		3.66%		3.05%	10.34%	3.66%	3.05%
Maturity					2024
Rate of Financial charge of loan		3.66%		3.05%
Itaú Unibanco S.A. | Swap contract
Disclosure of detailed information about borrowings [line items]
Interest rate				16.35%			16.35%
Banco Bradesco S.A.
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowing								R$ 30.0
Interest rate					8.44%			14.77%
Maturity					2025
Banco do Brasil S.A.
Disclosure of detailed information about borrowings [line items]
Interest rate					5.20%
Maturity					2025
Citibank, N.A.
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowing | $			$ 2.1
Interest rate			3.62%		4.53%
Maturity					2025
Borrowings, adjustment to interest rate basis			5.16%
Rate of Financial charge of loan			3.62%
Itaú Unibanco S.A. – Nassau Branch
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowing		R$ 40.0				$ 8.1
Interest rate					12.28%
Maturity					2025
Itaú Unibanco S.A. – Nassau Branch | Swap contract
Disclosure of detailed information about borrowings [line items]
Interest rate		19.71%				19.71%
Banco BMG S.A.
Disclosure of detailed information about borrowings [line items]
Interest rate					6.32%
Maturity					2023
Banco BTG Pactual S.A.
Disclosure of detailed information about borrowings [line items]
Interest rate					5.15%
Maturity					2024
Banco Santander (Brasil) S.A.
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowing	R$ 30.0
Interest rate	5.98%
Borrowings, interest rate basis	CDI